Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 12,097	$ 5,835
Short-term investments	7,549	10,398
Accounts receivable, less allowances of $2,391 and $1,632	11,074	13,555
Inventories	8,896	13,318
Other current assets	1,323	4,159
Total current assets	40,939	47,265
Goodwill	21,338	21,412
Other purchased intangible assets, net of accumulated amortization of $18,711 and $8,072	20,845	31,484
Property and equipment, net	12,291	12,554
Long-term investments	106	7,346
Other assets	1,299	1,910
Total assets	96,818	121,971
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	7,134	8,783
Accrued compensation and benefits	3,586	5,266
Accrued commissions	632	514
Short term note payable and capital lease obligation	5,115	6,066
Other accrued expenses	3,132	1,803
Total current liabilities	19,599	22,432
Long term borrowings against line of credit	2,000
Long term note payable and capital lease obligation		1,731
Total liabilities	21,599	24,163
Commitments and contingencies (Notes 10 and 13)
Stockholders' equity:
Preferred stock, $0.001 par value per share: Authorized -- 5,000,000 shares: none issued and outstanding
Common stock, $0.001 par value per share: Authorized -- 200,000,000 shares: issued and outstanding - 44,701,118 and 44,504,371	45	45
Additional paid-in capital	185,323	183,090
Accumulated other comprehensive loss	(147)	(148)
Accumulated deficit	(110,002)	(85,179)
Total stockholders' equity	75,219	97,808
Total liabilities and stockholders' equity	$ 96,818	$ 121,971